Details of Significant Accounts - Schedule of Prepayments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Prepayments [Abstract]
Net input VAT	$ 1,156	$ 34,591	$ 40,614
Prepaid insurance expense	107	3,190	1,568
Prepaid handling charges	40	1,209	1,294
Prepaid service charges	33	975	1,580
Others	368	11,019	11,455
Prepayments	$ 1,704	$ 50,984	$ 56,511